Fair Value Measurements - Schedule of Key inputs into the Model for Note Payable (Details) - Note Payable Polar [Member]	Mar. 31, 2026	Dec. 31, 2025
Measurement Input, Risk Free Interest Rate [Member]
Schedule of Note Payable [Line Items]
Risk-free rate	3.7	3.48
Expected term (years)	9 months
Expected volatility	3.7	3.48
Class A common stock price	3.7	3.48
Measurement Input, Price Volatility [Member]
Schedule of Note Payable [Line Items]
Risk-free rate	194.44
Expected volatility	194.44
Class A common stock price	194.44
Measurement Input, Exercise Price [Member]
Schedule of Note Payable [Line Items]
Risk-free rate	0.37	0.27
Expected volatility	0.37	0.27
Class A common stock price	0.37	0.27